Summary of Business and Material Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of business description and basis of presentation [line items]
Proportion of voting rights in subsidiaries used to determine control	50.00%
Criteria period for contract cost recognized as asset.	longer than one year
Period contract costs expense as incurred	one year or less
Maturity period of investments classified as cash and cash equivalents	three months or less
Contract cost [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill	three years
Bottom of range [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership held	20.00%
Recurring revenues subscription term	1 year
Bottom of range [member] | Computer software [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill	three
Top of range [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership held	50.00%
Recurring revenues subscription term	5 years
Top of range [member] | Computer software [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill	five years